Nov. 01, 2017
J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Hedged Equity Fund
(Class R5 Shares)
(a series of JPMorgan Trust I)

Supplement dated September 18, 2018
to the Prospectus and Summary Prospectuses
dated November 1, 2017, as supplemented

As described below, expense caps for the Funds listed above (each, a “Fund” and collectively, the “Funds”) will be revised.

Expense Cap Changes

Effective November 1, 2018, for each of the following Funds, the Fund’s adviser and/or its affiliates will contractually agree to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of certain classes as described below (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the class’ average daily net assets as listed below. Each Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). Each Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

JPMorgan Hedged Equity Fund

The expense cap of the Fund’s Class R5 Shares will increase from 0.40% to 0.45%.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE